Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Note Payable

Note 5 - Note Payable

On November 7, 2019, the Company issued a $200,000 promissory note (the “2019 Promissory Note”). The 2019 Promissory Note is due on August 7, 2020 and is: (i) convertible at a 20% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.02 per share, (ii) shall bear interest at 12% per annum (payable at maturity) and in the event of default bears interest at a rate of 20%, (iii) convertible at the Company’s option subject to certain limitations as set forth in the 2019 Promissory Note, and (iv) may be prepaid by the Company. During the year ended December 31, 2019, the Company recorded approximately $10,000 in interest expense related to amortization on debt discount related to the 2019 Promissory Note. As of December 31, 2019, the Convertible Note had principal balance of $0.2 million, accrued interest on the note payable of approximately $4,000 and approximately $40,000 remaining unamortized debt discount. In addition, the Convertible Note does not contain any embedded features that require bifurcation pursuant to ASC 815-15. At the issuance date, the Convertible Note was convertible into 2,173,913 shares of common stock at $0.09 per share, but the Company’s fair value of underlying common stock was $0.12 per share. As such, the Company recognized a beneficial conversion feature, resulting in a discount to the Notes of approximately $50,000 with a corresponding credit to additional paid-in capital. During the three months ended March 31, 2020, the Company recorded approximately $17,000 in interest expense related to amortization on debt discount related to the 2019 Promissory Note.

During the three months ended March 31, 2020, the Company recorded interest expense of approximately $6,000. As of March 31, 2020, the principal balance of the 2019 Promissory Note was $0.2 million and accrued interest on the note payable amounted to approximately $9,000.

Note 5 - Note Payable

2018 Note

On December 18, 2018, the Company issued a $200,000 promissory note to one institutional investor (the “Promissory Note”). The Promissory Note was due on September 18, 2019 and bears interest at a rate of 12%. In the event of default, the Promissory Note bears interest at a rate of 20%. By the maturity date of the Promissory Note, the Company made no payment in connection with this Promissory Note and accrued interest expense of $17,973. On September 18, 2019, the Company and holder of the Promissory Note agreed to exchange the Promissory Note, including $17,973 accrued and unpaid interest for a new $217,973 Convertible Note dated September 18, 2019 (the “Convertible Note”). The Convertible Note is due December 18, 2019 and is convertible at a 20% discount to the closing price of the Company’s common stock on the principal trading market on the date before exercise, provided however that the conversion price shall never be less than $0.10 per share. The Convertible Note shall bear interest at 12% per annum (payable at maturity) and may be prepaid by the Company. From September 18, 2019 to September 30, 2019, the Company issued a total of 1,252,058 shares of the Company’s Common Stock for the conversion of $150,000 of principal on the Convertible Note and made no payment in connection with this Convertible Note and accrued interest expense. On October 16, 2019, the Company issued a total of 679,730 shares of the Company’s Common Stock for the conversion of the remaining $67,973 of principal on the Convertible Note and subsequently paid all the accrued interest expense of $905 on the Convertible Note. The exchange of the Promissory Note into the Convertible Note met the definition of an extinguishment. However, the carrying amount of the Promissory Note and the fair value of the Convertible Note were comparable. Therefore, no gain or loss was recorded on the extinguishment. In addition, the Convertible Note does not contain any embedded features that require bifurcation pursuant to ASC 815-15. At the issuance date, the Convertible Note was convertible into 1,746,579 shares of common stock at $0.12 per share, but the Company’s fair value of underlying common stock was $0.16 per share. As such, the Company recognized a beneficial conversion feature, resulting in a discount to the Notes of approximately $54,000 with a corresponding credit to additional paid-in capital. During the year ended December 31, 2019, the Company recorded approximately $54,000 in interest expense related to amortization on debt discount related to the Convertible Note.

2019 Note

On November 7, 2019, the Company issued a $200,000 promissory note (the “2019 Promissory Note”). The 2019 Promissory Note is due on August 7, 2020 and is: (i) convertible at a 20% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.02 per share, (ii) shall bear interest at 12% per annum (payable at maturity) and in the event of default bears interest at a rate of 20%, (iii) convertible at the Company’s option subject to certain limitations as set forth in the 2019 Promissory Note, and (iv) may be prepaid by the Company. During the year ended December 31, 2019, the Company recorded approximately $10,000 in interest expense related to amortization on debt discount related to the 2019 Promissory Note. As of December 31, 2019, the Convertible Note had principal balance of $0.2 million, accrued interest on the note payable of approximately $4,000 and approximately $40,000 remaining unamortized debt discount. In addition, the Convertible Note does not contain any embedded features that require bifurcation pursuant to ASC 815-15. At the issuance date, the Convertible Note was convertible into 2,173,913 shares of common stock at $0.09 per share, but the Company’s fair value of underlying common stock was $0.12 per share. As such, the Company recognized a beneficial conversion feature, resulting in a discount to the Notes of approximately $50,000 with a corresponding credit to additional paid-in capital.